Auditors’ remuneration - Schedule of Fees Payable to Auditors by the Group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 2.5	£ 6.5	£ 1.7
Total fees payable to the Company’s auditors by the Group	43.4	44.2	32.0
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	40.9	37.7	30.3
Total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	34.3	31.4	25.5
– audit of the Company’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	2.0	1.9	1.8
– audits of the Company’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	32.3	29.5	23.7
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	6.6	6.3	4.8
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.3	1.5	0.5
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	1.2	5.0	1.2
Statutory audit of group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Total fees payable to the Company’s auditors by the Group	£ 9.1	£ 12.8	£ 6.5